Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 6 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of December 31, 2022 and 2021, prepaid expenses and other current assets consisted of the following:

	December 31,	December 31,
	2022	2021
Prepaid professional service fees	$8,927	$111,200
Other receivables	103,204	30,546
Others	60,074	103,275
	$172,205	$245,021